Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Dynamic Capital Appreciation Portfolio

March 31, 2021

VIPDCA-QTLY-0521
1.799855.117

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
COMMUNICATION SERVICES - 12.2%
Diversified Telecommunication Services - 0.5%
Cellnex Telecom SA (a)	18,500	$1,065,222
Entertainment - 0.8%
Take-Two Interactive Software, Inc. (b)	6,655	1,175,939
Warner Music Group Corp. Class A	13,600	466,888
		1,642,827
Interactive Media & Services - 10.4%
Alphabet, Inc.:
Class A (b)	4,505	9,291,653
Class C (b)	1,844	3,814,554
Facebook, Inc. Class A (b)	10,900	3,210,377
JOYY, Inc. ADR	2,100	196,833
Match Group, Inc. (b)	3,243	445,523
Tencent Holdings Ltd.	60,300	4,812,396
Tongdao Liepin Group (b)	88,600	249,590
Zoominfo Technologies, Inc.	11,300	552,570
		22,573,496
Media - 0.5%
Cable One, Inc.	535	978,173

TOTAL COMMUNICATION SERVICES		26,259,718

CONSUMER DISCRETIONARY - 10.7%
Automobiles - 0.7%
Ferrari NV	6,700	1,402,176
XPeng, Inc. ADR (b)	1,900	69,369
		1,471,545
Diversified Consumer Services - 0.7%
Laureate Education, Inc. Class A (b)	105,800	1,437,822
Hotels, Restaurants & Leisure - 1.4%
Airbnb, Inc. Class A	600	112,764
Compass Group PLC (b)	25,400	513,176
Dalata Hotel Group PLC	27,000	133,776
Deliveroo Holdings PLC (b)	15,700	84,412
Flutter Entertainment PLC	4,600	983,259
Hilton Worldwide Holdings, Inc.	9,400	1,136,648
		2,964,035
Household Durables - 2.4%
D.R. Horton, Inc.	32,000	2,851,840
NVR, Inc. (b)	305	1,436,834
Toll Brothers, Inc.	15,900	902,007
		5,190,681
Internet & Direct Marketing Retail - 4.3%
Alibaba Group Holding Ltd. sponsored ADR (b)	11,100	2,516,703
Amazon.com, Inc. (b)	2,145	6,636,802
Coupang, Inc. Class A (b)(c)	1,800	88,830
Pinduoduo, Inc. ADR (b)	700	93,716
		9,336,051
Specialty Retail - 0.0%
Ulta Beauty, Inc. (b)	297	91,823
Textiles, Apparel & Luxury Goods - 1.2%
LVMH Moet Hennessy Louis Vuitton SE	1,500	1,001,927
LVMH Moet Hennessy Louis Vuitton SE	1,000	668,750
Prada SpA (b)	100,700	628,881
Samsonite International SA (a)(b)	213,900	412,717
		2,712,275

TOTAL CONSUMER DISCRETIONARY		23,204,232

CONSUMER STAPLES - 4.2%
Beverages - 1.5%
Kweichow Moutai Co. Ltd. (A Shares)	2,023	620,239
Monster Beverage Corp. (b)	29,800	2,714,482
		3,334,721
Household Products - 1.8%
Energizer Holdings, Inc. (c)	31,900	1,513,974
Reckitt Benckiser Group PLC	26,482	2,370,413
		3,884,387
Tobacco - 0.9%
Altria Group, Inc.	17,800	910,648
Swedish Match Co. AB	13,100	1,022,686
		1,933,334

TOTAL CONSUMER STAPLES		9,152,442

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
HollyFrontier Corp.	8,000	286,240
Suncor Energy, Inc.	12,300	257,119
Valero Energy Corp.	9,400	673,040
		1,216,399
FINANCIALS - 7.4%
Banks - 2.3%
Comerica, Inc.	21,300	1,528,062
HDFC Bank Ltd. sponsored ADR (b)	6,600	512,754
M&T Bank Corp.	13,300	2,016,413
Wintrust Financial Corp.	14,000	1,061,200
		5,118,429
Capital Markets - 2.0%
CME Group, Inc.	10,800	2,205,684
Franklin Resources, Inc.	16,700	494,320
Morningstar, Inc.	5,000	1,125,200
S&P Global, Inc.	300	105,861
T. Rowe Price Group, Inc.	2,000	343,200
		4,274,265
Consumer Finance - 1.4%
Capital One Financial Corp.	23,400	2,977,182
Insurance - 1.7%
American Financial Group, Inc.	9,300	1,061,130
American International Group, Inc.	14,600	674,666
Arthur J. Gallagher & Co.	14,200	1,771,734
BRP Group, Inc. (b)	3,700	100,825
		3,608,355

TOTAL FINANCIALS		15,978,231

HEALTH CARE - 17.7%
Biotechnology - 2.9%
Adamas Pharmaceuticals, Inc. (b)	48,300	231,840
Alnylam Pharmaceuticals, Inc. (b)	2,200	310,618
Applied Therapeutics, Inc. (b)	12,700	238,189
Biogen, Inc. (b)	1,100	307,725
BioNTech SE ADR (b)(c)	1,300	141,947
Evelo Biosciences, Inc. (b)	1,600	17,120
Exelixis, Inc. (b)	6,400	144,576
Gamida Cell Ltd. (b)	38,300	309,847
Hookipa Pharma, Inc. (b)	8,300	111,635
Innovent Biologics, Inc. (a)(b)	36,000	365,136
Neurocrine Biosciences, Inc. (b)	3,400	330,650
Olink Holding AB ADR (b)	800	28,800
Prelude Therapeutics, Inc.	800	34,664
Regeneron Pharmaceuticals, Inc. (b)	6,100	2,886,154
Rubius Therapeutics, Inc. (b)	6,100	161,650
Seres Therapeutics, Inc. (b)	4,500	92,655
Vor Biopharma, Inc. (b)	100	4,310
Vor Biopharma, Inc.	11,384	441,585
XOMA Corp. (b)	5,500	224,455
		6,383,556
Health Care Equipment & Supplies - 3.3%
Axonics Modulation Technologies, Inc. (b)	2,600	155,714
Danaher Corp.	6,700	1,508,036
Haemonetics Corp. (b)	9,600	1,065,696
Hologic, Inc. (b)	24,500	1,822,310
Insulet Corp. (b)	200	52,184
Intuitive Surgical, Inc. (b)	2,000	1,477,880
Medacta Group SA (a)(b)	370	39,774
Nevro Corp. (b)	2,100	292,950
Outset Medical, Inc.	3,100	168,609
Penumbra, Inc. (b)	1,900	514,102
		7,097,255
Health Care Providers & Services - 5.2%
Centene Corp. (b)	20,200	1,290,982
Cigna Corp.	4,000	966,960
Guardant Health, Inc. (b)	1,400	213,710
HealthEquity, Inc. (b)	10,400	707,200
UnitedHealth Group, Inc.	22,000	8,185,540
		11,364,392
Health Care Technology - 0.6%
Certara, Inc.	3,400	92,820
Inspire Medical Systems, Inc. (b)	1,591	329,321
MultiPlan Corp. (d)	32,914	182,673
MultiPlan Corp.:
warrants (b)(d)	1,629	1,791
Class A (b)(c)	13,700	76,035
Schrodinger, Inc. (b)(c)	1,000	76,290
Simulations Plus, Inc.	1,600	101,184
Veeva Systems, Inc. Class A (b)	1,500	391,860
		1,251,974
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (b)	1,700	307,700
Berkeley Lights, Inc. (b)	5,500	276,265
Bio-Rad Laboratories, Inc. Class A (b)	400	228,468
Bio-Techne Corp.	500	190,965
Bruker Corp.	16,200	1,041,336
Codexis, Inc. (b)	9,000	206,010
Nanostring Technologies, Inc. (b)	4,100	269,411
		2,520,155
Pharmaceuticals - 4.5%
Aclaris Therapeutics, Inc. (b)	6,700	168,840
AstraZeneca PLC sponsored ADR (c)	33,700	1,675,564
Eli Lilly & Co.	18,300	3,418,806
Endo International PLC (b)	68,600	508,326
Horizon Therapeutics PLC (b)	19,600	1,803,984
Merck & Co., Inc.	8,300	639,847
Revance Therapeutics, Inc. (b)	8,100	226,395
Zoetis, Inc. Class A	7,800	1,228,344
		9,670,106

TOTAL HEALTH CARE		38,287,438

INDUSTRIALS - 12.2%
Aerospace & Defense - 1.6%
Airbus Group NV	8,600	975,389
Axon Enterprise, Inc. (b)	200	28,484
HEICO Corp. Class A	6,100	692,960
Northrop Grumman Corp.	3,100	1,003,284
TransDigm Group, Inc. (b)	1,400	823,088
		3,523,205
Airlines - 0.9%
Ryanair Holdings PLC sponsored ADR (b)	17,500	2,012,500
Building Products - 0.6%
Builders FirstSource, Inc. (b)	11,475	532,096
Fortune Brands Home & Security, Inc.	9,000	862,380
		1,394,476
Electrical Equipment - 1.1%
Ballard Power Systems, Inc. (b)	800	19,472
Bloom Energy Corp. Class A (b)	3,900	105,495
Ceres Power Holdings PLC (b)	15,200	263,191
Generac Holdings, Inc. (b)	6,400	2,095,680
		2,483,838
Industrial Conglomerates - 2.0%
General Electric Co.	326,700	4,289,571
Machinery - 2.1%
Deere & Co.	4,400	1,646,216
ESCO Technologies, Inc.	2,900	315,781
Ingersoll Rand, Inc. (b)	40,700	2,002,847
Woodward, Inc.	4,600	554,898
		4,519,742
Professional Services - 2.0%
CACI International, Inc. Class A (b)	6,645	1,639,056
Equifax, Inc.	3,800	688,294
Experian PLC	37,037	1,275,962
Upwork, Inc. (b)	14,700	658,119
		4,261,431
Road & Rail - 1.4%
Canadian Pacific Railway Ltd.	1,500	568,935
CSX Corp.	6,200	597,804
Uber Technologies, Inc. (b)	33,800	1,842,438
		3,009,177
Trading Companies & Distributors - 0.5%
Ferguson PLC	8,200	979,876

TOTAL INDUSTRIALS		26,473,816

INFORMATION TECHNOLOGY - 28.7%
Electronic Equipment & Components - 0.9%
Dolby Laboratories, Inc. Class A	5,300	523,216
Hon Hai Precision Industry Co. Ltd. (Foxconn)	62,000	272,674
Jabil, Inc.	500	26,080
Zebra Technologies Corp. Class A (b)	2,400	1,164,432
		1,986,402
IT Services - 2.0%
Adyen BV (a)(b)	300	669,422
Amadeus IT Holding SA Class A (b)	10,100	719,404
Black Knight, Inc. (b)	12,600	932,274
MongoDB, Inc. Class A (b)	2,600	695,318
Square, Inc. (b)	5,400	1,226,070
		4,242,488
Semiconductors & Semiconductor Equipment - 8.8%
Aixtron AG	18,200	413,523
ASML Holding NV	2,700	1,666,872
eMemory Technology, Inc.	2,000	62,571
Enphase Energy, Inc. (b)	4,300	697,288
Lam Research Corp.	3,100	1,845,244
NVIDIA Corp.	9,700	5,179,121
NXP Semiconductors NV	13,300	2,677,822
Qualcomm, Inc.	40,000	5,303,600
SolarEdge Technologies, Inc. (b)	1,100	316,184
Universal Display Corp.	3,400	805,018
		18,967,243
Software - 12.8%
Adobe, Inc. (b)	8,900	4,230,793
Cloudflare, Inc. (b)	3,700	259,962
Coupa Software, Inc. (b)	400	101,792
CyberArk Software Ltd. (b)	7,500	970,050
Epic Games, Inc. (d)(e)	156	138,060
FireEye, Inc. (b)	73,800	1,444,266
Manhattan Associates, Inc. (b)	6,500	762,970
Microsoft Corp.	73,900	17,423,399
NICE Systems Ltd. sponsored ADR (b)	2,100	457,737
Palo Alto Networks, Inc. (b)	4,800	1,545,888
Rapid7, Inc. (b)	4,300	320,823
Volue A/S	22,500	136,765
		27,792,505
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	57,160	6,982,094
Samsung Electronics Co. Ltd.	29,050	2,109,458
		9,091,552

TOTAL INFORMATION TECHNOLOGY		62,080,190

MATERIALS - 2.4%
Chemicals - 1.8%
DuPont de Nemours, Inc.	13,200	1,020,096
LG Chemical Ltd.	1,330	955,332
Sherwin-Williams Co.	2,300	1,697,423
The Chemours Co. LLC	5,500	153,505
		3,826,356
Construction Materials - 0.4%
Eagle Materials, Inc.	7,200	967,752
Metals & Mining - 0.2%
First Quantum Minerals Ltd.	14,900	283,962
MP Materials Corp. (b)	2,000	71,900
		355,862

TOTAL MATERIALS		5,149,970

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Equity Residential (SBI)	3,600	257,868
Prologis (REIT), Inc.	15,200	1,611,200
Simon Property Group, Inc.	8,800	1,001,176
		2,870,244
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (b)	15,000	1,186,650

TOTAL REAL ESTATE		4,056,894

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp.	6,200	290,160
TOTAL COMMON STOCKS
(Cost $138,292,356)		212,149,490

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (d)(e)	5,300	22,234
MATERIALS - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings, Inc.:
Series C2 (d)(e)	3,438	123,768
Series C3 (d)(e)	4,298	154,728
Series C4 (d)(e)	1,252	45,072
		323,568
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $282,196)		345,802

Money Market Funds - 3.4%
Fidelity Cash Central Fund 0.06% (f)	4,656,978	4,657,909
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	2,694,593	2,694,862
TOTAL MONEY MARKET FUNDS
(Cost $7,352,771)		7,352,771
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $145,927,323)		219,848,063
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(3,550,178)
NET ASSETS - 100%		$216,297,885

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,552,271 or 1.2% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $668,325 or 0.3% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ElevateBio LLC Series C	3/9/21	$22,234
Epic Games, Inc.	3/29/21	$138,060
Illuminated Holdings, Inc. Series C2	7/7/20	$85,950
Illuminated Holdings, Inc. Series C3	7/7/20	$128,940
Illuminated Holdings, Inc. Series C4	1/8/21	$45,072
MultiPlan Corp.	10/8/20	$325,881
MultiPlan Corp. warrants	10/8/20	$0

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$321
Fidelity Securities Lending Cash Central Fund	7,511
Total	$7,832

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.